Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
Prospectus Date	rr_ProspectusDate	Jan. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Sands Capital Select Growth Fund (the “Fund”)Supplement dated August 16, 2024, to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated January 26, 2024, as may be amended or supplemented from time to timeReduction in Advisory FeeThe Board of Trustees of the Touchstone Funds Group Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the Fund’s advisory fee.Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc. (the “Adviser”), an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion. Prior to September 30, 2024, the Fund paid the Adviser an advisory fee at an annualized rate of 0.70% on the first $1 billion, 0.65% on the next $500 million, 0.60% on the next $500 million and 0.55% on assets over $2 billion. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month.Operating Expense ReductionEffective September 30, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.13%, 1.74%, 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes A, C, Y, Z, Institutional Class and Class R6 shares, respectively. This contractual expense limitation agreement will be effective through September 30, 2025. Prior to September 30, 2024, the Fund’s contractual expense limitations were 1.13%, 1.74%, 0.90%, 1.14%, 0.78%, and 0.72% of average daily net assets for Classes A, C, Y, Z, Institutional Class and Class R6 shares, respectively.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated to reflect changes to “Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Class AClass CClass YClass ZInstitutionalClassClass R6Management Fees0.62%0.62%0.62%0.62%0.62%0.62%Distribution and/or Shareholder Service(12b-1) Fees0.25%1.00%None0.25%NoneNoneOther ExpensesLiquidity Provider Expense0.03%0.03%0.03%0.03%0.03%0.03%Other Operating Expenses0.27%0.37%0.24%0.32%0.20%0.16%Total Other Expenses0.30%0.40%0.27%0.35%0.23%0.19%Total Annual Fund Operating Expenses1.17%2.02%0.89%1.22%0.85%0.81%Fee Waiver and/or Expense Reimbursement(0.01)%(0.25)%(0.02)%(0.06)%(0.06)%(0.13)%Total Annual Fund Operating ExpensesAfter Fee Waiver and/or ExpenseReimbursement1.16%1.77%0.87%1.16%0.79%0.68%(1)Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective September 30, 2024.(2)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.13%, 1.74%, 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes A, C, Y, Z, Institutional Class and Class R6 shares, respectively. This contractual expense limitation is effective through September 30, 2025, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.(3)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2023 due to contractual changes in the Fund’s expense limitation agreement effective September 30, 2024.Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Assuming Redemption at End of PeriodAssumingNo RedemptionClass AClass CClass YClass ZInstitutionalClassClass R6Class C1 Year$612$280$89$118$81$69$1803 Years$852$609$282$381$265$246$6095 Years$1,111$1,065$491$665$465$437$1,06510 Years$1,849$2,328$1,094$1,472$1,043$990$2,328There are no additional changes to the Summary Prospectus, Prospectus or SAI except those described herein. These changes will also be reflected in an updated Summary Prospectus for the Fund.
Touchstone Sands Capital Select Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Sands Capital Select Growth Fund (the “Fund”)Supplement dated August 16, 2024, to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated January 26, 2024, as may be amended or supplemented from time to timeReduction in Advisory FeeThe Board of Trustees of the Touchstone Funds Group Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the Fund’s advisory fee.Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc. (the “Adviser”), an advisory fee at an annualized rate of 0.675% on the first $1 billion, 0.60% on the next $1 billion, 0.55% on the next $2 billion and 0.52% on assets over $4 billion. Prior to September 30, 2024, the Fund paid the Adviser an advisory fee at an annualized rate of 0.70% on the first $1 billion, 0.65% on the next $500 million, 0.60% on the next $500 million and 0.55% on assets over $2 billion. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month.Operating Expense ReductionEffective September 30, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.13%, 1.74%, 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes A, C, Y, Z, Institutional Class and Class R6 shares, respectively. This contractual expense limitation agreement will be effective through September 30, 2025. Prior to September 30, 2024, the Fund’s contractual expense limitations were 1.13%, 1.74%, 0.90%, 1.14%, 0.78%, and 0.72% of average daily net assets for Classes A, C, Y, Z, Institutional Class and Class R6 shares, respectively.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated to reflect changes to “Management Fees” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Class AClass CClass YClass ZInstitutionalClassClass R6Management Fees0.62%0.62%0.62%0.62%0.62%0.62%Distribution and/or Shareholder Service(12b-1) Fees0.25%1.00%None0.25%NoneNoneOther ExpensesLiquidity Provider Expense0.03%0.03%0.03%0.03%0.03%0.03%Other Operating Expenses0.27%0.37%0.24%0.32%0.20%0.16%Total Other Expenses0.30%0.40%0.27%0.35%0.23%0.19%Total Annual Fund Operating Expenses1.17%2.02%0.89%1.22%0.85%0.81%Fee Waiver and/or Expense Reimbursement(0.01)%(0.25)%(0.02)%(0.06)%(0.06)%(0.13)%Total Annual Fund Operating ExpensesAfter Fee Waiver and/or ExpenseReimbursement1.16%1.77%0.87%1.16%0.79%0.68%(1)Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective September 30, 2024.(2)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.13%, 1.74%, 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes A, C, Y, Z, Institutional Class and Class R6 shares, respectively. This contractual expense limitation is effective through September 30, 2025, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.(3)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2023 due to contractual changes in the Fund’s expense limitation agreement effective September 30, 2024.Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Assuming Redemption at End of PeriodAssumingNo RedemptionClass AClass CClass YClass ZInstitutionalClassClass R6Class C1 Year$612$280$89$118$81$69$1803 Years$852$609$282$381$265$246$6095 Years$1,111$1,065$491$665$465$437$1,06510 Years$1,849$2,328$1,094$1,472$1,043$990$2,328There are no additional changes to the Summary Prospectus, Prospectus or SAI except those described herein. These changes will also be reflected in an updated Summary Prospectus for the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective September 30, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	AssumingNo Redemption
Touchstone Sands Capital Select Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Liquidity Provider Expense	rr_Component2OtherExpensesOverAssets	0.03%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or ExpenseReimbursement	rr_NetExpensesOverAssets	1.16%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 612
3 Years	rr_ExpenseExampleYear03	852
5 Years	rr_ExpenseExampleYear05	1,111
10 Years	rr_ExpenseExampleYear10	$ 1,849
Touchstone Sands Capital Select Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Liquidity Provider Expense	rr_Component2OtherExpensesOverAssets	0.03%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or ExpenseReimbursement	rr_NetExpensesOverAssets	1.77%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 280
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,065
10 Years	rr_ExpenseExampleYear10	2,328
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,065
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,328
Touchstone Sands Capital Select Growth Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Liquidity Provider Expense	rr_Component2OtherExpensesOverAssets	0.03%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or ExpenseReimbursement	rr_NetExpensesOverAssets	0.87%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	491
10 Years	rr_ExpenseExampleYear10	$ 1,094
Touchstone Sands Capital Select Growth Fund | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Liquidity Provider Expense	rr_Component2OtherExpensesOverAssets	0.03%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or ExpenseReimbursement	rr_NetExpensesOverAssets	1.16%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	$ 1,472
Touchstone Sands Capital Select Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Liquidity Provider Expense	rr_Component2OtherExpensesOverAssets	0.03%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or ExpenseReimbursement	rr_NetExpensesOverAssets	0.79%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	465
10 Years	rr_ExpenseExampleYear10	$ 1,043
Touchstone Sands Capital Select Growth Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Liquidity Provider Expense	rr_Component2OtherExpensesOverAssets	0.03%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or ExpenseReimbursement	rr_NetExpensesOverAssets	0.68%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	$ 990

[1]	Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective September 30, 2024.
[2]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.13%, 1.74%, 0.84%, 1.13%, 0.76% and 0.65% of average daily net assets for Classes A, C, Y, Z, Institutional Class and Class R6 shares, respectively. This contractual expense limitation is effective through September 30, 2025, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2023 due to contractual changes in the Fund’s expense limitation agreement effective September 30, 2024.